Taxation - Summary of Reconciliation Between the Computed Expected Tax Expense (Benefit) Rate and the Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Research and development tax credit	(2.00%)	(3.00%)	(2.00%)
Effect of tax holiday	(7.00%)	(7.00%)	(19.00%)
Change in valuation allowance	1.00%	1.00%
Non-deductible expenses	1.00%	1.00%	2.00%
Withholding tax	1.00%
Effective income tax rate	19.00%	17.00%	6.00%